N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	DELAWARE LIFE VARIABLE ACCOUNT F
Entity Central Index Key	0000853285
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES	Location in the Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within seven years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8% (as a percentage of Purchase Payments withdrawn), declining to 0% over that time period. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges

Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Contract Charges

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.20% 1	1.20% 1
	Investment options (Fund fees and expenses)	0.57% 2	5.00% 2
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% 3	4.00% 4

1.
 As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2.
 As a percentage of Fund net assets.
3.
 As a percentage of ROP Value for the Return of Premium death benefit rider.
4.
 As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each
year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $ 1,613.32	Highest Annual Cost: $ 6,978.01
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional Purchase Payments, transfers or withdrawals
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Fund fees and expenses
•  No sales charges
•  No additional Purchase Payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]	If you withdraw money from your Contract within seven years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to 8% (as a percentage of Purchase Payments withdrawn), declining to 0% over that time period. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract	1.20% 1	1.20% 1
	Investment options (Fund fees and expenses)	0.57% 2	5.00% 2
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% 3	4.00% 4

1.
 As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2.
 As a percentage of Fund net assets.
3.
 As a percentage of ROP Value for the Return of Premium death benefit rider.
4.
 As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each
year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $ 1,613.32	Highest Annual Cost: $ 6,978.01
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional Purchase Payments, transfers or withdrawals
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Fund fees and expenses
•  No sales charges
•  No additional Purchase Payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.20%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
Investment Options (of Other Amount) Minimum [Percent]	0.57%	[2]
Investment Options (of Other Amount) Maximum [Percent]	5.00%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	4.00%	[4]
Optional Benefits Footnotes [Text Block]
3.
 As a percentage of ROP Value for the Return of Premium death benefit rider.
4.
 As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.

Lowest and Highest Annual Cost [Table Text Block]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each
year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	refer
Lowest Annual Cost [Dollars]	$ 1,613.32
Highest Annual Cost [Dollars]	$ 6,978.01
Risks [Table Text Block]

RISKS		Location in the Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•  The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•  The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.
•  Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•  Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59
1
⁄
2
.

Risks Associated with Investment Options
•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (
e.g.
, the Funds).
•  Each investment option (including any Fixed Account investment option) will have its own unique risks.
•  You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling
(800) 374-3714
or visiting
https://www.
delawarelife
.com/our-company.

Investment Restrictions [Text Block]
•  Certain investment options may not be available under your Contract.
•  You are allowed to make 12 transfers between investment options per Contract Year. We reserve the right to charge $25 per transfer on all transfers. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.
•  Amounts withdrawn or transferred from the Fixed Account prior to the end of a multi-year Guarantee Period are subject to a Market Value Adjustment, which may result in either a positive or negative adjustment. Negative adjustments are subject to a floor.
•  We reserve the right to remove or substitute Funds as investment options.

Optional Benefit Restrictions [Text Block]
•  There are additional restrictions under the Contract’s optional benefits, including restrictions that limit the investment options that you may select under the Contract. We may change these restrictions in the future.
•  Failure to satisfy applicable investment restrictions may result in the termination of an optional benefit.
•  Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.

Tax Implications [Text Block]
•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•   There is no additional tax benefit if you purchase the Contract through a tax-qualified
plan or an individual retirement account (IRA).
•   Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59
1
⁄
2
.

Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling the Contract to you, including commissions, other cash compensation, and non-cash
	compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the optional benefits you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8% 1
Withdrawal Charge Schedule

Number of Completed Years Since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12 th transfer in a Contract Year)		$ 25 (Currently $0)

1.
A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “
WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES -
Free Withdrawal Amount.
” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.

The next table describes the fees and expenses that you will pay each year
during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses 1		$30
Base Contract Expenses 2 (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Death Benefits

Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Living Benefits

Guaranteed Lifetime Withdrawal Benefits

Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB (as a percentage of the Withdrawal Benefit Base 3 )	2.50% annually	See Rate Sheet Supplement for current rates.

Prior Version of the Income Boost GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Prior Version of the Income Control GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	1.95% annually	N/A
Guaranteed Minimum Accumulation Benefits

Armor 10 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor 7 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits

Armor Flex 10 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefit (no longer available for sale after April 3, 2022) 5

Income Boost GLWB and Income Control GLWB (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Armor Flex 10 GMPB and Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	N/A

1.
Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “
CONTRACT CHARGES
-
Annual Contract Fee
.”)

2.	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “ CONTRACT CHARGES - Asset Charges. ”)
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A – Funds Available Under the Contract.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.57%	5.00%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would
be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$17,220	$33,558	$50,441	$89,708

(2)	If you annuitize your Contract at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

Transaction Expenses [Table Text Block]
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)		None
Deferred Sales Load (or Withdrawal Charge) (as a percentage of Purchase Payments withdrawn)		8% 1
Withdrawal Charge Schedule

Number of Completed Years Since the Purchase Payment Has Been in Your Contract	Withdrawal Charge
0	8%
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7 or more	0%
Exchange Fee (per transfer after 12 th transfer in a Contract Year)		$ 25 (Currently $0)

1.
A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “
WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES -
Free Withdrawal Amount.
” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[5]
Deferred Sales Load, Footnotes [Text Block]	A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “
WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES -
Free Withdrawal Amount.
	” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses 1		$30
Base Contract Expenses 2 (as a percentage of average Variable Accumulation Value)		1.20%
Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Death Benefits

Highest Anniversary Value (HAV) Death Benefit (as a percentage of the HAV Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Return of Premium (ROP) Death Benefit (as a percentage of the ROP Value 3 )	2.00% annually	See Rate Sheet Supplement for current rates.

Optional Benefit Expenses 3	Maximum Charge	Current Charge
Optional Living Benefits

Guaranteed Lifetime Withdrawal Benefits

Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB (as a percentage of the Withdrawal Benefit Base 3 )	2.50% annually	See Rate Sheet Supplement for current rates.

Prior Version of the Income Boost GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Prior Version of the Income Control GLWB (no longer available for sale after April 3, 2022) (as a percentage of the Withdrawal Benefit Base 4 )	1.95% annually	N/A
Guaranteed Minimum Accumulation Benefits

Armor 10 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor 7 GMAB (as a percentage of the GMAB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
Guaranteed Market Protection Benefits

Armor Flex 10 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.

Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	See Rate Sheet Supplement for current rates.
GLWB / GMPB Combo Benefit (no longer available for sale after April 3, 2022) 5

Income Boost GLWB and Income Control GLWB (as a percentage of the Withdrawal Benefit Base 4 )	2.50% annually	N/A

Armor Flex 10 GMPB and Armor Flex 7 GMPB (as a percentage of the GMPB Base 4 )	1.50% annually	N/A

1.
Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “
CONTRACT CHARGES
-
Annual Contract Fee
.”)

2.	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “ CONTRACT CHARGES - Asset Charges. ”)
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

Administrative Expense, Current [Dollars]	$ 30	[6]
Administrative Expense, Footnotes [Text Block]	Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “
CONTRACT CHARGES
-
Annual Contract Fee
	.”)
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%	[7]
Base Contract Expense, Footnotes [Text Block]	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “ CONTRACT CHARGES - Asset Charges. ”)
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document in Appendix A – Funds Available Under the Contract.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.57%	5.00%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%
Portfolio Company Expenses Maximum [Percent]	5.00%
Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would
be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$17,220	$33,558	$50,441	$89,708

Surrender Expense, 1 Year, Maximum [Dollars]	$ 17,220
Surrender Expense, 3 Years, Maximum [Dollars]	33,558
Surrender Expense, 5 Years, Maximum [Dollars]	50,441
Surrender Expense, 10 Years, Maximum [Dollars]	$ 89,708
Annuitize Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would
be:

(2)	If you annuitize your Contract at the end of the applicable time period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,677
Annuitized Expense, 3 Years, Maximum [Dollars]	28,605
Annuitized Expense, 5 Years, Maximum [Dollars]	46,920
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 89,708
No Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would
be:

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,677	$28,605	$46,920	$89,708

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,677
No Surrender Expense, 3 Years, Maximum [Dollars]	28,605
No Surrender Expense, 5 Years, Maximum [Dollars]	46,920
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 89,708
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss
You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk
The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.
Fund Options Risk
Amounts that you invest in the Fund options (
i.e.
, the Subaccounts or Variable Accounts) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Subaccounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Subaccount. The Company does not guarantee the performance of the Subaccounts or the underlying Funds.
Withdrawal Risk
You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant Withdrawal Charges. Withdrawals are generally subject to ordinary income taxation on the amount of any investment gain, and if you take a withdrawal prior to age 59
1
⁄
2
, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. In addition, a partial withdrawal may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. Amounts withdrawn from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. If you take systematic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.
Investment Restrictions Risk
If you elect certain optional living benefits, you will be subject to investment restrictions. If you elect or have elected any of the Income Control GLWB, Flex Income Control GLWB and the GLWB/GMPB Combo with the Income Control GLWB riders, your optional living benefit may be terminated if you fail to satisfy the applicable investment restrictions. The Funds to which you may be limited are referred to as “Designated Investment Options.” We have selected cautious and moderate asset allocation funds to be Designated Investment Options. Asset allocation funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents to reduce the downside exposure of the funds during market downturns. We impose investment restrictions because they reduce the risk of investment losses during down market periods that may require us to use our own assets to make guaranteed payments under the Contract’s optional living benefits. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for these optional benefits and whether the Designated Investment Options are appropriate investments for you.

Purchase Payment Restriction Risk
There is no guarantee that you will always be permitted to make Purchase Payments. We limit the amount of Purchase Payments that you make to the Contract and other contracts issued by the Company with the same or related Owners and Annuitants on a nondiscriminatory basis. We will not accept, without our prior approval, a Purchase Payment that would cause the total Purchase Payments to exceed $5 million. We will not accept a Purchase Payment after any Owner or Annuitant attains age 93. If you elect an optional benefit rider, Purchase Payments will not be accepted if the total Purchase Payments exceed $3 million, and the optional benefit rider may impose additional restrictions on Purchase Payments. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.
Transfer Risk
If you elect an optional death benefit, a transfer of Contract Value to the Fixed Account may significantly reduce the benefit, including by an amount greater than the amount transferred. If you have amounts invested in the Fixed Account, a transfer from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Selection Risk
The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may not be available now or in the future. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be more than offset by the amount you paid for the benefit.
Fixed Account Interest Rate Risk
We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. We may periodically offer special interest rates for new Purchase Payments, at our discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate and that we may not offer special interest rates when you purchase the Contract for new Purchase Payments.
Financial Strength and Claims-Paying Ability Risk
Our guarantees and obligations under the
Contract, including any death benefit, optional living benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and income payments are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cyber Security Risks
We rely on technology, including digital communications and interconnected storage networks and systems, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), geo-political
and military conflicts, and
cyber-attacks.
Cyber-attacks
may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely).

We have established robust and tested administrative and technical controls and cyber security plans, including a business continuity plan and security incident response plan, to identify and protect our operations against business interruption and/or cyber security breaches. Despite these controls, our computer systems have in the past been, and will likely in the future be, subject to or targets of unauthorized or fraudulent access. The preventative actions we take to reduce the frequency and severity of cyber security incidents and protect our computer systems may be insufficient to prevent physical and electronic break-ins, cyber-attacks (including ransomware and malware attacks and attacks targeting remote workers), compromised credentials, fraud, and other security breaches or unauthorized access. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection. A cyber security breach could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract. Our operations also could be negatively affected by a cyber security breach impacting a third party, such as a governmental or regulatory authority, a service provider, or another participant in the financial markets.
Operational and information security risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or third-party
websites we utilize) and other operational disruption, interruptions of service resulting from natural and man-made
disasters (described in more detail below), and unauthorized release of confidential customer information. The risk of cyber security breaches may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Cyber security breaches may interfere with our processing of
Contract-related
transactions, including the processing of orders, impact our ability to calculate Variable Accumulation Unit values, cause the release or possible destruction of confidential customer information or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security breaches may also impact the Funds and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we or the Funds or our service providers and intermediaries will always be able to avoid cyber security risks affecting your Contract.
In addition, we are also exposed to risks related to natural and man-made
disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic (such as
COVID-19),
could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of
Contract-related
transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate the Variable Accumulation Unit values, or have other possible negative impacts. They may also impact our service providers and intermediaries, the Funds, and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made
disasters.
Cyber Security Incident
On February 9, 2023, the existence of sophisticated ransomware was discovered on the information technology infrastructure utilized by the Company. The cyber-attack
briefly disrupted the systems of certain Group 1001 insurance subsidiaries of the Company’s indirect parent, Group 1001 Insurance Holdings, LLC (“Group 1001”). In response, Group 1001 proactively disconnected its systems to contain the threat and immediately launched an investigation of the incident with the assistance of a team of third-party
forensic experts. All identified indicators of compromise were remediated and all systems were validated as clean. No ransom was paid and appropriate regulatory authorities were notified. In addition, Group 1001 deployed additional advanced endpoint detection and monitoring tools on the restored systems for additional security and visibility across its network.
The investigation and assessment of the incident remains ongoing and should the Company determine that personal information was impacted, it is possible that notification to individuals, other parties and regulators may be required based on applicable law. As a result or otherwise related to the incident, the Company may be subject to subsequent investigations, claims or actions, in addition to other costs, fines, penalties or other obligations. Although Group 1001 maintains cybersecurity insurance coverage to insure against costs resulting from cyber-attacks (including the attack described above), it is possible losses may exceed the amount available under our coverage and our coverage policy may not cover all losses. Further, future cybersecurity insurance coverage may be difficult to obtain or may only be available at significantly higher costs.
Based on the information currently known, the Company does not believe this incident will have a material impact on its business, results of operations or financial condition, but no assurances can be given as we continue to assess the full impact of the incident, including costs, expense, and insurance coverage. The Company may also be subject to future incidents that could have a material adverse effect on its business, results of operations or financial condition, or may result in operational impairments and financial losses, as well as significant harm to its reputation.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Dollar Cost Averaging Program	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Only
6-month
and
12-month
periods available.
•  $500 minimum allocation for a
6-month
period.
•  $1,000 minimum allocation for a
12-month
period.
•  Only monthly transfers available.
•  Program transfers do not count against transfer limitations under the Contract.

Portfolio Rebalancing Program	Allows you to automatically transfer Contract Value among the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.	Standard	No charge	N/A	• Available only during the Accumulation Phase. • Only quarterly rebalancing available. • Program transfers do not count against transfer limitations under the Contract.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.
•  Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.
•  Withdrawals reduce Contract Value (and the standard death benefit, if applicable).
•  Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.
•  We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Nursing Home Withdrawal Charge Waiver	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing home.	Standard	No charge	N/A
•  Not available in all states.
•  Not available until the first Contract Anniversary.
•  Must be confined to an eligible nursing home.
•  Must be confined for 90 continuous days.
•  Requires proof of eligibility.
•  State variations may apply.

Terminal Illness Rider	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.	Standard	No charge	N/A	• Not available in all states. • Not available until the first Contract Anniversary. • Must have a diagnosed terminal illness. • Requires proof of eligibility. • State variations may apply.
Standard Death Benefit	Pays a death benefit equal to the Contract Value.	Standard	No charge	N/A	• Withdrawals will reduce the benefit. • Annuitizing the Contract terminates the benefit.

Highest Anniversary Value (HAV) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.	Optional	2.00% of HAV Value	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 76 to elect.
•  Not available in California.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in HAV Value.
•  Annuitizing the Contract terminates the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Return of Premium (ROP) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the ROP Value	Optional	2.00% of ROP Value	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in ROP Value.
•  Annuitizing the Contract terminates the benefit.

Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  All withdrawals reduce the potential for
step-ups.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  A
step-up
may
increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing
the
Contract may eliminate the benefit.

Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations
• Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date). • Annuitizing the Contract may eliminate the benefit.

Income Control GLWB (formerly named the Flex Income Control GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  Withdrawal Benefit Base subject to a maximum limit.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements. This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.	Optional	2.50%	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).	Optional	1.50% of GMAB Base	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  See Rate Sheet Prospectus Supplement for current GMAB Factors.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.
•  Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.
•  Electing a successive term may increase your charge.
•  Cannot be terminated by you without surrendering or annuitizing the Contract.

Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)
Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
		Optional	1.50% of GMPB Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.
•  You bear the risk for all market losses that exceed the buffer’s downside protection.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.
•  Purchase Payments after GMPB Purchase Payment Window will not increase the benefit.
•  Currently only one successive term may be elected.
•  Electing a successive term may increase charge.
•  You may not be able to terminate without surrendering or annuitizing the Contract. See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.

Prior Version of Income Boost GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on
quarter-end
Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year
bonus periods.
		Optional (May not be added)	2.50% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  Purchase Payments subject to additional limits.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing the Contract may eliminate the benefit.

Prior Version of Income Control GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year
bonus period.
		Optional (May not be added)	1.95% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.

•  Withdrawal Benefit Base subject to a maximum limit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Boost GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Control GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Dollar Cost Averaging Program	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Only
6-month
and
12-month
periods available.
•  $500 minimum allocation for a
6-month
period.
•  $1,000 minimum allocation for a
12-month
period.
•  Only monthly transfers available.
•  Program transfers do not count against transfer limitations under the Contract.

Portfolio Rebalancing Program	Allows you to automatically transfer Contract Value among the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.	Standard	No charge	N/A	• Available only during the Accumulation Phase. • Only quarterly rebalancing available. • Program transfers do not count against transfer limitations under the Contract.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.	Standard	No charge	N/A
•  Available only during the Accumulation Phase.
•  Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.
•  Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.
•  Withdrawals reduce Contract Value (and the standard death benefit, if applicable).
•  Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.
•  We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Nursing Home Withdrawal Charge Waiver	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing home.	Standard	No charge	N/A
•  Not available in all states.
•  Not available until the first Contract Anniversary.
•  Must be confined to an eligible nursing home.
•  Must be confined for 90 continuous days.
•  Requires proof of eligibility.
•  State variations may apply.

Terminal Illness Rider	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.	Standard	No charge	N/A	• Not available in all states. • Not available until the first Contract Anniversary. • Must have a diagnosed terminal illness. • Requires proof of eligibility. • State variations may apply.
Standard Death Benefit	Pays a death benefit equal to the Contract Value.	Standard	No charge	N/A	• Withdrawals will reduce the benefit. • Annuitizing the Contract terminates the benefit.

Highest Anniversary Value (HAV) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.	Optional	2.00% of HAV Value	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 76 to elect.
•  Not available in California.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in HAV Value.
•  Annuitizing the Contract terminates the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Return of Premium (ROP) Death Benefit	Pays a death benefit equal to the higher of the Contract Value and the ROP Value	Optional	2.00% of ROP Value	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in ROP Value.
•  Annuitizing the Contract terminates the benefit.

Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  All withdrawals reduce the potential for
step-ups.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  A
step-up
may
increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing
the
Contract may eliminate the benefit.

Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations
• Bonus feature not available after the Income Start Date (step-up feature may be available until the Annuity Income Date). • Annuitizing the Contract may eliminate the benefit.

Income Control GLWB (formerly named the Flex Income Control GLWB v1)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.
		Optional	2.50% of Withdrawal Benefit Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  Withdrawal Benefit Base subject to a maximum limit.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)	A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements. This GLWB includes an annual step-up and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.	Optional	2.50%	See Rate Sheet Supplement for Current Charges.
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).	Optional	1.50% of GMAB Base	See Rate Sheet Supplement for Current Charges
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  See Rate Sheet Prospectus Supplement for current GMAB Factors.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.
•  Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.
•  Electing a successive term may increase your charge.
•  Cannot be terminated by you without surrendering or annuitizing the Contract.

Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)
Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
		Optional	1.50% of GMPB Base	See Rate Sheet Supplement for Current Charges.
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  See Rate Sheet Prospectus Supplement for current GMPB Buffer Factors.
•  You bear the risk for all market losses that exceed the buffer’s downside protection.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMPB Base at end of term, no benefit is provided.
•  Purchase Payments after GMPB Purchase Payment Window will not increase the benefit.
•  Currently only one successive term may be elected.
•  Electing a successive term may increase charge.
•  You may not be able to terminate without surrendering or annuitizing the Contract. See Rate Sheet Prospectus Supplement for GMPB Cancellation Thresholds.

Prior Version of Income Boost GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on
quarter-end
Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year
bonus periods.
		Optional (May not be added)	2.50% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  Purchase Payments subject to additional limits.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the Income Start Date
(step-up
feature may be available until the Annuity Income Date).
•  Annuitizing the Contract may eliminate the benefit.

Prior Version of Income Control GLWB (no longer available for sale)
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year
bonus period.
		Optional (May not be added)	1.95% of Withdrawal Benefit Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.

•  Withdrawal Benefit Base subject to a maximum limit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Boost GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions / Limitations

GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.	Optional (May not be added)	2.50% of Withdrawal Benefit Base + 1.50% of GMPB Base	N/A
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Control GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Fees and Costs of Benefit [Text Block]
DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY
An individual flexible payment variable annuity
Issued by
Delaware Life Insurance Company
Supplement dated May 1, 2023
to the Prospectus dated May 1, 2023 and
the Initial Summary Prospectus dated
May 1, 2023
This Rate Sheet Prospectus Supplement (the “
Supplement
” or “
Rate Sheet Supplement
”) provides certain information contained in the Delaware Life Accelerator Prime
®
Variable Annuity Prospectus dated May 1, 2023, as Supplemented (the “
Prospectus
”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.
This Supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by the Prospectus. This Supplement should be read and retained with the Prospectus.
We are issuing this Supplement to provide: (1)
 For the GLWBs
, the current Lifetime Withdrawal Percentages (the “LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths, Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income Control GLWB only) and the Termination Lockout Period; (2)
 For the GMAB
, the current Terms, GMAB Factor, GMAB Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB; (3)
 For the GMPB
, the current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB Fee, if you elect a GMPB; and (4)
 For the HAV and ROP Death Benefits,
the current HAV Fee Rate and ROP Fee Rate.
These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a
Step-Up
as described in the
Step-Up
Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control GLWB, after the GLWB Fee Rate Lock Period.) At the time of a
Step-Up
or GLWB Fee increase after GLWB Fee Rate Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).
If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting http://connect.rightprospectus.com/DelawareLife/TAHD/246115208 or by calling us at
(800) 374-3714.
The Prospectus and this Supplement can also be found on the U.S. Securities and
Exchange
Commission’s website (www.sec.gov) by searching File
No. 333-238865.
The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between May 1, 2023 and July 9, 2023.
LW%
The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.60%	3.00%
60-64	4.00%	3.40%
65-69	5.20%	4.60%
70-74	5.40%	4.80%
75-79	5.60%	5.00%
80-84	5.80%	5.20%
85+	5.80%	5.20%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	4.00%	3.40%
60-64	4.80%	4.20%
65-69	6.00%	5.40%
70-74	6.20%	5.60%
75-79	6.40%	5.80%
80-84	6.60%	6.00%
85+	6.60%	6.00%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint GLWB Covered Person.”
LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)
The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages. The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and Adjustment Base Rate, i.e.
B-A

Where:

	A	=	The Adjustment Base Rate

	B	=	The Adjustment Election Rate

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages effective on the
Issue
Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%
BR%
On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control GLWB is 7.25%.
BONUS PERIOD LENGTHS
We currently offer a
ten-year
Bonus Period.
ELECTION LOCKOUT PERIOD
If you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either GLWB for a period of one year from the Issue Date.

GLWB FEE
The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently 1.35% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a
Step-Up,
or after the GLWB Fee Rate Lock Period.
GLWB FEE RATE LOCK PERIOD
If you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.
GMPB TERMS
We currently offer a
ten-year
Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7 GMPB.
GMPB BUFFER FACTOR
The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7 GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
GMPB CANCELLATION THRESHOLDS
The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%
GMPB FEE
The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee Rate is currently 0.55% (0.1375% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375% quarterly) for the successive Term.
GMPB PURCHASE PAYMENT WINDOW
The current GMPB Purchase Payment Window is 90 days from the Issue Date.
GMAB TERMS
We currently offer a
ten-year
Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven GMAB.

GMAB FACTORS
The GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.
GMAB Subsequent Purchase Payment Adjustment Factors
The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:
Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%
Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%
GMAB FEE
The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB Fee Rate is currently 0.80% (0.20% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.
The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375% quarterly) for successive Terms.

HAV FEE
The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is 0.30% (0.075% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently 2.00% (0.50% quarterly)
ROP FEE
The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is 0.10% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently 2.00% (0.50% quarterly)
TERMINATION LOCKOUT PERIOD
You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.
If you have any questions regarding this Supplement, please call the Service Center toll-free at (800)
374-3714
or write to us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail - Delaware Life Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800)
883-9165.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A:
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See
APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
.
The current expenses and performance information below reflects fees and expenses of t he
Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio 2 Class B	AllianceBernstein, L.P.	0.97%	1	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%		-28.69%	11.26%	14.79%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.84%		-4.42%	7.82%	11.09%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%	1	-39.26%	6.51%	10.56%
Allocation - Moderate	American Funds Insurance Series ® American Funds Global Balanced Fund Class 4	Capital Research and Management Company	1.00%	1	-14.73%	3.13%	5.12%
Allocation - Moderate	American Funds Insurance Series ® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%		-13.66%	5.06%	7.87%
Equity - Global Large Cap	American Funds Insurance Series ® Global Growth Fund Class 4	Capital Research and Management Company	0.91%	1	-24.92%	6.80%	9.92%
Equity - US Large Cap Growth	American Funds Insurance Series ® Growth Fund Class 4	Capital Research and Management Company	0.84%		-30.11%	10.86%	13.38%
Equity - US Large Cap Blend	American Funds Insurance Series ® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%		-16.70%	7.56%	11.28%
Equity - Global Large Cap	American Funds Insurance Series ® International Fund Class 4	Capital Research and Management Company	1.03%		-21.02%	-1.29%	3.67%
Equity - Global Emerging Markets	American Funds Insurance Series ® New World Fund ® Class 4	Capital Research and Management Company	1.07%	1	-22.25%	2.07%	4.02%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.06%	1	-37.81%	7.41%	11.35%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	1	-4.10%	7.11%	9.85%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	1	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class II I	BlackRock Advisors, LLC	1.05%	1	-38.25%	7.24%	11.89%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock International Limited, BlackRock (Singapore) Limited	0.79%	1	-14.28%	-0.17%	0.95%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.58%	1	-15.04%	4.52%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%		-12.64%	9.38%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%		-8.23%	9.29%	11.25%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.08%		-25.51%	4.95%	8.95%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	0.99%	1	-16.87%	5.24%	7.84%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%		-2.06%	7.84%	11.83%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%	1	-10.68%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.20%		-12.20%	4.06%	6.75%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%	1	-19.38%	N/A	N/A

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%	1	-16.19%	2.46%	5.44%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.95%		-14.33%	3.31%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%	1	-10.68%	9.92%	11.74%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	1	-10.11%	5.37%	8.98%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.78%	1	-19.90%	7.25%	11.19%
Allocation - Cautious	AIM Variable Insurance Funds ( Invesco Variable Insurance Funds ) Invesco V.I. Conservative Balanced Fund Series II	Invesco Advisers, Inc.	0.92%	1	-17.02%	3.04%	4.99%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%	1	-14.68%	-0.04%	1.87%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.11%		-31.13%	8.36%	11.55%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.92%		-1.93%	5.97%	9.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.57%		-12.06%	8.51%	11.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund ® Series II	Invesco Advisers, Inc.	1.05%	1	-20.31%	6.89%	10.49%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.86%		-16.62%	6.42%	8.16%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%		-16.15%	9.35%	13.10%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	1	-37.12%	10.28%	15.34%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.91%	1	-5.77%	4.49%	8.25%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio 2 Service Shares	Lazard Asset Management LLC	1.05%	1	-17.38%	0.52%	4.55%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.89%		-12.80%	1.01%	3.65%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%		-5.06%	0.92%	N/A
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® Blended Research ® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	1	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS ® Variable Insurance Trust III MFS ® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust II MFS ® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	1	-17.48%	9.26%	12.33%
Equity - Global Large Cap	MFS ® Variable Insurance Trust II MFS ® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.25%	1	-19.32%	8.16%	9.82%
Equity - Real Estate Sector	MFS ® Variable Insurance Trust III MFS ® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	1	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS ® Variable Insurance Trust II MFS ® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	1	-7.44%	1.83%	3.54%
Allocation - Aggressive	MFS ® Variable Insurance Trust III MFS ® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS ® Variable Insurance Trust MFS ® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	1	-31.80%	9.30%	12.77%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust MFS ® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%	1	-16.69%	8.18%	11.15%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS ® Variable Insurance Trust MFS ® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	1	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS ® Variable Insurance Trust III MFS ® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	1	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS ® Variable Insurance Trust III MFS ® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS ® Variable Insurance Trust MFS ® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	1	-29.99%	7.53%	9.71%
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-11.23%	7.92%	11.56%
Equity - Technology Sector	MFS ® Variable Insurance Trust II MFS ® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-35.85%	8.00%	13.76%
Fixed Income - US	MFS ® Variable Insurance Trust MFS ® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	1	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS ® Variable Insurance Trust MFS ® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	1	-9.84%	4.91%	7.07%
US Money Market	MFS ® Variable Insurance Trust II MFS ® U.S. Government Money Market Portfolio 3 Service Class	Massachusetts Financial Services Company	0.45%	1	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS ® Variable Insurance Trust MFS ® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	1	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS ® Variable Insurance Trust MFS ® Value Series Service Class	Massachusetts Financial Services Company	0.94%	1	-6.14%	7.08%	10.77%
Fixed Income - US	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.90%	1	-14.58%	0.03%	1.76%
Equity - Global Large Cap	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.20%	1	-17.57%	7.64%	9.79%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.13%	1	-8.32%	3.94%	6.24%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.00%	1	-17.07%	1.80%	3.97%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	1	-60.16%	3.99%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn ® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	1	8.66%	6.94%	-1.66%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%		-10.24%	0.22%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.77%		-14.39%	-0.28%	0.82%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%		-15.99%	5.82%	7.86%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	1	-16.03%	3.14%	6.53%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%		-4.67%	11.38%	13.07%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.86%		-13.81%	-0.51%	1.16%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.00%		-17.28%	9.35%	12.34%
Equity - US Mid Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.07%	1	-34.03%	5.71%	9.53%
Equity - US Large Cap Growth	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%		-22.91%	10.48%	13.48%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T Rowe Price Associates, Inc.	1.00%	1	-38.66%	4.89%	11.40%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T Rowe Price Associates, Inc.	0.99%	1	-3.59%	6.77%	9.41%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T Rowe Price Associates, Inc.	1.19%	1	-12.69%	10.56%	15.35%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Investment Management Limited	1.47%	1	-22.00%	-1.77%	0.91%
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Aggressive Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.79%		-16.14%	4.56%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Balanced ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-11.41%	2.69%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS ® Conservative ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.83%		-9.12%	2.25%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-14.95%	4.08%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Moderate Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-13.07%	3.64%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%		-17.28%	-0.80%	N/A

1	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://connect.rightprospectus.com/DelawareLife/TAHD/246115208. You can also request this information at no cost at http://dfinreports.com/delawarelife, by calling (800) 477-6545, Option 2, or by sending an email request to agentsupport@delawarelife.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See
APPENDIX B: LIST OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of t he
Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio 2 Class B	AllianceBernstein, L.P.	0.97%	1	-19.17%	2.06%	5.37%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.05%		-15.82%	3.62%	9.06%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.90%		-28.69%	11.26%	14.79%
Equity - US Large Cap Value	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B	AllianceBernstein, L.P.	0.84%		-4.42%	7.82%	11.09%
Equity - US Small Cap	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B	AllianceBernstein, L.P.	1.15%	1	-39.26%	6.51%	10.56%
Allocation - Moderate	American Funds Insurance Series ® American Funds Global Balanced Fund Class 4	Capital Research and Management Company	1.00%	1	-14.73%	3.13%	5.12%
Allocation - Moderate	American Funds Insurance Series ® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%		-13.66%	5.06%	7.87%
Equity - Global Large Cap	American Funds Insurance Series ® Global Growth Fund Class 4	Capital Research and Management Company	0.91%	1	-24.92%	6.80%	9.92%
Equity - US Large Cap Growth	American Funds Insurance Series ® Growth Fund Class 4	Capital Research and Management Company	0.84%		-30.11%	10.86%	13.38%
Equity - US Large Cap Blend	American Funds Insurance Series ® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%		-16.70%	7.56%	11.28%
Equity - Global Large Cap	American Funds Insurance Series ® International Fund Class 4	Capital Research and Management Company	1.03%		-21.02%	-1.29%	3.67%
Equity - Global Emerging Markets	American Funds Insurance Series ® New World Fund ® Class 4	Capital Research and Management Company	1.07%	1	-22.25%	2.07%	4.02%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III	BlackRock Advisors, LLC	1.06%	1	-37.81%	7.41%	11.35%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Value	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III	BlackRock Advisors, LLC	0.92%	1	-4.10%	7.11%	9.85%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	1	-16.07%	3.25%	4.81%
Equity - US Large Cap Growth	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class II I	BlackRock Advisors, LLC	1.05%	1	-38.25%	7.24%	11.89%
Fixed Income - US	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III	Adviser: BlackRock Advisors, LLC Subadvisers: BlackRock International Limited, BlackRock (Singapore) Limited	0.79%	1	-14.28%	-0.17%	0.95%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Advisors, LLC	0.58%	1	-15.04%	4.52%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.97%		-12.64%	9.38%	N/A
Equity - US Large Cap Blend	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%		-8.23%	9.29%	11.25%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.08%		-25.51%	4.95%	8.95%
Allocation - Moderate	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2	Columbia Management Investment Advisers, LLC	0.99%	1	-16.87%	5.24%	7.84%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.94%		-2.06%	7.84%	11.83%
Equity - US Large Cap	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.10%	1	-10.68%	N/A	N/A
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.20%		-12.20%	4.06%	6.75%
Equity - Global Large Cap	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I	First Trust Advisors L.P.	1.20%	1	-19.38%	N/A	N/A

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4	Adviser: Franklin Advisers, Inc. Subadvisers: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%	1	-16.19%	2.46%	5.44%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4	Franklin Advisers, Inc.	0.81%		-5.59%	4.19%	5.40%
Allocation - Moderate	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.95%		-14.33%	3.31%	N/A
Allocation - Aggressive	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.04%		-7.47%	3.05%	6.62%
Equity - US Large Cap Blend	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4	Franklin Advisers, Inc.	1.00%	1	-10.68%	9.92%	11.74%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4	Franklin Mutual Advisers, LLC	1.01%	1	-10.11%	5.37%	8.98%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.78%	1	-19.90%	7.25%	11.19%
Allocation - Cautious	AIM Variable Insurance Funds ( Invesco Variable Insurance Funds ) Invesco V.I. Conservative Balanced Fund Series II	Invesco Advisers, Inc.	0.92%	1	-17.02%	3.04%	4.99%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%	1	-14.68%	-0.04%	1.87%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco Advisers, Inc.	1.11%		-31.13%	8.36%	11.55%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II	Invesco Advisers, Inc.	0.92%		-1.93%	5.97%	9.53%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Adviser: Invesco Advisers, Inc. Subadviser: Invesco Capital Management LLC	0.57%		-12.06%	8.51%	11.69%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%		-7.71%	5.35%	8.12%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund ® Series II	Invesco Advisers, Inc.	1.05%	1	-20.31%	6.89%	10.49%
Allocation - Moderate	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.86%		-16.62%	6.42%	8.16%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.96%		-16.15%	9.35%	13.10%
Equity - Technology Sector	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	1	-37.12%	10.28%	15.34%
Equity - US Mid Cap	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Investors US LLC	0.91%	1	-5.77%	4.49%	8.25%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio 2 Service Shares	Lazard Asset Management LLC	1.05%	1	-17.38%	0.52%	4.55%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.89%		-12.80%	1.01%	3.65%
Fixed Income - US	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC	Lord, Abbett & Co. LLC	0.84%		-5.06%	0.92%	N/A
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® Blended Research ® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.79%	1	-18.56%	5.14%	10.21%
Allocation - Cautious	MFS ® Variable Insurance Trust III MFS ® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.94%		-15.53%	2.69%	4.23%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust II MFS ® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.08%	1	-17.48%	9.26%	12.33%
Equity - Global Large Cap	MFS ® Variable Insurance Trust II MFS ® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.25%	1	-19.32%	8.16%	9.82%
Equity - Real Estate Sector	MFS ® Variable Insurance Trust III MFS ® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.17%	1	-27.14%	3.23%	5.65%
Allocation - Cautious	MFS ® Variable Insurance Trust II MFS ® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.02%	1	-7.44%	1.83%	3.54%
Allocation - Aggressive	MFS ® Variable Insurance Trust III MFS ® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.07%		-18.50%	5.42%	7.93%
Equity - US Large Cap Growth	MFS ® Variable Insurance Trust MFS ® Growth Series Service Class	Massachusetts Financial Services Company	0.99%	1	-31.80%	9.30%	12.77%
Equity - US Large Cap Blend	MFS ® Variable Insurance Trust MFS ® Investors Trust Series Service Class	Massachusetts Financial Services Company	1.03%	1	-16.69%	8.18%	11.15%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Mid Cap	MFS ® Variable Insurance Trust MFS ® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%	1	-28.79%	9.03%	12.25%
Equity - US Mid Cap	MFS ® Variable Insurance Trust III MFS ® Mid Cap Value Portfolio Service Class	Massachusetts Financial Services Company	1.04%	1	-9.00%	7.32%	10.59%
Allocation - Moderate	MFS ® Variable Insurance Trust III MFS ® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.98%		-16.91%	4.27%	6.30%
Equity - US Small Cap	MFS ® Variable Insurance Trust MFS ® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%	1	-29.99%	7.53%	9.71%
Equity - US Small Cap	MFS ® Variable Insurance Trust III MFS ® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-11.23%	7.92%	11.56%
Equity - Technology Sector	MFS ® Variable Insurance Trust II MFS ® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.13%	1	-35.85%	8.00%	13.76%
Fixed Income - US	MFS ® Variable Insurance Trust MFS ® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%	1	-14.18%	-0.08%	1.13%
Allocation - Moderate	MFS ® Variable Insurance Trust MFS ® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	1	-9.84%	4.91%	7.07%
US Money Market	MFS ® Variable Insurance Trust II MFS ® U.S. Government Money Market Portfolio 3 Service Class	Massachusetts Financial Services Company	0.45%	1	1.17%	0.85%	0.46%
Equity - Utilities Sector	MFS ® Variable Insurance Trust MFS ® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%	1	0.48%	8.73%	8.35%
Equity - US Large Cap Value	MFS ® Variable Insurance Trust MFS ® Value Series Service Class	Massachusetts Financial Services Company	0.94%	1	-6.14%	7.08%	10.77%
Fixed Income - US	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.90%	1	-14.58%	0.03%	1.76%
Equity - Global Large Cap	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.20%	1	-17.57%	7.64%	9.79%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.13%	1	-8.32%	3.94%	6.24%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Adviser: Morgan Stanley Investment Management, Inc. Subadviser: Morgan Stanley Investment Management Limited	1.00%	1	-17.07%	1.80%	3.97%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%	1	-60.16%	3.99%	11.57%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn ® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.39%	1	8.66%	6.94%	-1.66%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.11%		-10.24%	0.22%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.77%		-14.39%	-0.28%	0.82%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%		-15.99%	5.82%	7.86%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%	1	-16.03%	3.14%	6.53%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%		-4.67%	11.38%	13.07%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.86%		-13.81%	-0.51%	1.16%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.82%		-3.13%	9.26%	11.76%
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Adviser: Putnam Investment Management, LLC Subadvisers: Putnam Investments Limited, The Putnam Advisory Company, LLC	1.00%		-17.28%	9.35%	12.34%
Equity - US Mid Cap	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.07%	1	-34.03%	5.71%	9.53%
Equity - US Large Cap Growth	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB	Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.91%		-22.91%	10.48%	13.48%

Type	Fund	Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/22)
					1 Year	5 Year	10 Year
Equity - US Large Cap Growth	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class	T Rowe Price Associates, Inc.	1.00%	1	-38.66%	4.89%	11.40%
Equity - US Large Cap Value	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class	T Rowe Price Associates, Inc.	0.99%	1	-3.59%	6.77%	9.41%
Equity - Healthcare Sector	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class	T Rowe Price Associates, Inc.	1.19%	1	-12.69%	10.56%	15.35%
Equity - Global Emerging Markets	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4	Adviser: Templeton Asset Management Ltd. Subadviser: Franklin Investment Management Limited	1.47%	1	-22.00%	-1.77%	0.91%
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Aggressive Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.79%		-16.14%	4.56%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Balanced ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-11.41%	2.69%	N/A
Allocation - Cautious	Northern Lights Variable Trust TOPS ® Conservative ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.83%		-9.12%	2.25%	N/A
Allocation - Aggressive	Northern Lights Variable Trust TOPS ® Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-14.95%	4.08%	N/A
Allocation - Moderate	Northern Lights Variable Trust TOPS ® Moderate Growth ETF Portfolio Investor Class	Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.80%		-13.07%	3.64%	N/A
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Adviser: Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%		-17.28%	-0.80%	N/A

1	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract.
Principal Risk [Text Block]
Risk of Loss
You can lose money by investing in the Contract, including loss of principal. The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
•  The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•  The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-time horizon. You should not use the Contract as a short-term investment.
•  Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•  Withdrawals are subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59
1
⁄
2
.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (
e.g.
, the Funds).
•  Each investment option (including any Fixed Account investment option) will have its own unique risks.
•  You should review the investment options before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling
(800) 374-3714
or visiting
https://www.
delawarelife
.com/our-company.

Fund Options Risk [Member]
Prospectus:
Principal Risk [Text Block]
Fund Options Risk
Amounts that you invest in the Fund options (
i.e.
, the Subaccounts or Variable Accounts) are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Subaccounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Subaccount. The Company does not guarantee the performance of the Subaccounts or the underlying Funds.

Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]
Withdrawal Risk
You should carefully consider the risks associated with withdrawals under the Contract (including a full surrender). Withdrawals may be subject to significant Withdrawal Charges. Withdrawals are generally subject to ordinary income taxation on the amount of any investment gain, and if you take a withdrawal prior to age 59
1
⁄
2
, you may also be subject to a 10% additional tax. A full surrender will terminate the Contract and all of its benefits. You should consider the impact that a partial withdrawal may have on the standard and optional benefits under your Contract. Partial withdrawals will reduce the value of the death benefit. In addition, a partial withdrawal may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. Amounts withdrawn from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. If you take systematic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. If you have amounts invested in the Fixed Account and need ready access to cash, we may defer payment of any amounts withdrawn from the Fixed Account for up to six months. You cannot make withdrawals from the Contract after it is annuitized.

Purchase Payment Restriction Risk [Member]
Prospectus:
Principal Risk [Text Block]
Purchase Payment Restriction Risk
There is no guarantee that you will always be permitted to make Purchase Payments. We limit the amount of Purchase Payments that you make to the Contract and other contracts issued by the Company with the same or related Owners and Annuitants on a nondiscriminatory basis. We will not accept, without our prior approval, a Purchase Payment that would cause the total Purchase Payments to exceed $5 million. We will not accept a Purchase Payment after any Owner or Annuitant attains age 93. If you elect an optional benefit rider, Purchase Payments will not be accepted if the total Purchase Payments exceed $3 million, and the optional benefit rider may impose additional restrictions on Purchase Payments. Our restrictions related to Purchase Payments may affect the value of your Contract. If you are not permitted to make additional Purchase Payments, you will lose the ability to increase the value of your Contract and its benefits through Purchase Payments.

Transfer Risk [Member]
Prospectus:
Principal Risk [Text Block]
Transfer Risk
If you elect an optional death benefit, a transfer of Contract Value to the Fixed Account may significantly reduce the benefit, including by an amount greater than the amount transferred. If you have amounts invested in the Fixed Account, a transfer from the Fixed Account prior to the end of a multi-year Guarantee Period may be subject to a negative Market Value Adjustment that reduces the value of your investment. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.

Selection Risk [Member]
Prospectus:
Principal Risk [Text Block]
Selection Risk
The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may not be available now or in the future. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be more than offset by the amount you paid for the benefit.

Fixed Account Interest Rate Risk [Member]
Prospectus:
Principal Risk [Text Block]
Fixed Account Interest Rate Risk
We guarantee that we will credit interest to amounts you allocate to the Fixed Account. Subject to any minimum guaranteed interest rates, we determine interest rates in our sole discretion. We may periodically offer special interest rates for new Purchase Payments, at our discretion. You assume the risk that the interest rate will not exceed the minimum guaranteed interest rate and that we may not offer special interest rates when you purchase the Contract for new Purchase Payments.

Financial Strength and ClaimsPaying Ability Risk [Member]
Prospectus:
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk
Our guarantees and obligations under the
Contract, including any death benefit, optional living benefit, amounts held in the Fixed Account, interest credited on amounts held in the Fixed Account, and income payments are subject to our financial strength and long-term claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Business Disruption and Cyber Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Disruption and Cyber Security Risks
We rely on technology, including digital communications and interconnected storage networks and systems, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), geo-political
and military conflicts, and
cyber-attacks.
Cyber-attacks
may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely).

We have established robust and tested administrative and technical controls and cyber security plans, including a business continuity plan and security incident response plan, to identify and protect our operations against business interruption and/or cyber security breaches. Despite these controls, our computer systems have in the past been, and will likely in the future be, subject to or targets of unauthorized or fraudulent access. The preventative actions we take to reduce the frequency and severity of cyber security incidents and protect our computer systems may be insufficient to prevent physical and electronic break-ins, cyber-attacks (including ransomware and malware attacks and attacks targeting remote workers), compromised credentials, fraud, and other security breaches or unauthorized access. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection. A cyber security breach could have a material, negative impact on the Company and the Variable Account, as well as on you and your Contract. Our operations also could be negatively affected by a cyber security breach impacting a third party, such as a governmental or regulatory authority, a service provider, or another participant in the financial markets.
Operational and information security risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or third-party
websites we utilize) and other operational disruption, interruptions of service resulting from natural and man-made
disasters (described in more detail below), and unauthorized release of confidential customer information. The risk of cyber security breaches may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Cyber security breaches may interfere with our processing of
Contract-related
transactions, including the processing of orders, impact our ability to calculate Variable Accumulation Unit values, cause the release or possible destruction of confidential customer information or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security breaches may also impact the Funds and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we or the Funds or our service providers and intermediaries will always be able to avoid cyber security risks affecting your Contract.
In addition, we are also exposed to risks related to natural and man-made
disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic (such as
COVID-19),
could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of
Contract-related
transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate the Variable Accumulation Unit values, or have other possible negative impacts. They may also impact our service providers and intermediaries, the Funds, and the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, our service providers and intermediaries, or the Funds will be able to avoid negative impacts associated with natural and man-made
disasters.

Cyber Security Incident [Member]
Prospectus:
Principal Risk [Text Block]
Cyber Security Incident
On February 9, 2023, the existence of sophisticated ransomware was discovered on the information technology infrastructure utilized by the Company. The cyber-attack
briefly disrupted the systems of certain Group 1001 insurance subsidiaries of the Company’s indirect parent, Group 1001 Insurance Holdings, LLC (“Group 1001”). In response, Group 1001 proactively disconnected its systems to contain the threat and immediately launched an investigation of the incident with the assistance of a team of third-party
forensic experts. All identified indicators of compromise were remediated and all systems were validated as clean. No ransom was paid and appropriate regulatory authorities were notified. In addition, Group 1001 deployed additional advanced endpoint detection and monitoring tools on the restored systems for additional security and visibility across its network.
The investigation and assessment of the incident remains ongoing and should the Company determine that personal information was impacted, it is possible that notification to individuals, other parties and regulators may be required based on applicable law. As a result or otherwise related to the incident, the Company may be subject to subsequent investigations, claims or actions, in addition to other costs, fines, penalties or other obligations. Although Group 1001 maintains cybersecurity insurance coverage to insure against costs resulting from cyber-attacks (including the attack described above), it is possible losses may exceed the amount available under our coverage and our coverage policy may not cover all losses. Further, future cybersecurity insurance coverage may be difficult to obtain or may only be available at significantly higher costs.
Based on the information currently known, the Company does not believe this incident will have a material impact on its business, results of operations or financial condition, but no assurances can be given as we continue to assess the full impact of the incident, including costs, expense, and insurance coverage. The Company may also be subject to future incidents that could have a material adverse effect on its business, results of operations or financial condition, or may result in operational impairments and financial losses, as well as significant harm to its reputation.

ShortTerm Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Short-Term Investment Risk
The Contract is not designed for short-term investing or for an investor who needs ready access to cash. The Contract is designed for an investor with a longer time horizon for investment. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon.

Investment Restrictions Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Restrictions Risk
If you elect certain optional living benefits, you will be subject to investment restrictions. If you elect or have elected any of the Income Control GLWB, Flex Income Control GLWB and the GLWB/GMPB Combo with the Income Control GLWB riders, your optional living benefit may be terminated if you fail to satisfy the applicable investment restrictions. The Funds to which you may be limited are referred to as “Designated Investment Options.” We have selected cautious and moderate asset allocation funds to be Designated Investment Options. Asset allocation funds employ investment strategies that are intended to balance investments among equities, bonds and cash equivalents to reduce the downside exposure of the funds during market downturns. We impose investment restrictions because they reduce the risk of investment losses during down market periods that may require us to use our own assets to make guaranteed payments under the Contract’s optional living benefits. At the same time, the balanced investment strategy of the Designated Investment Options during an upside market period could limit market gains in your Contract. The investment objective and policies of the Designated Investment Options may conflict with your investment objectives by reducing the potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether you have a need for these optional benefits and whether the Designated Investment Options are appropriate investments for you.

Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.80%)
Average Annual Total Returns, 10 Years [Percent]
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]	• Withdrawals will reduce the benefit. • Annuitizing the Contract terminates the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Dollar Cost Averaging Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to allocate a Purchase Payment to the Fixed Account and automatically transfer a fractional amount of your Purchase Payment, plus accrued interest, from the Fixed Account to the Subaccounts each month during a designated period.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]
•  Available only during the Accumulation Phase.
•  Only
6-month
and
12-month
periods available.
•  $500 minimum allocation for a
6-month
period.
•  $1,000 minimum allocation for a
12-month
period.
•  Only monthly transfers available.
•  Program transfers do not count against transfer limitations under the Contract.

Name of Benefit [Text Block]	Dollar Cost Averaging Program
Portfolio Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value among the Subaccounts to maintain the percentage allocations you selected for the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]	• Available only during the Accumulation Phase. • Only quarterly rebalancing available. • Program transfers do not count against transfer limitations under the Contract.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Systematic Withdrawal Program [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Contract Value at a designated frequency.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]
•  Available only during the Accumulation Phase.
•  Systematic withdrawals may repeatedly expose you to the risks associated with partial withdrawals.
•  Withdrawals may be subject to Withdrawal Charges and taxes, including tax penalties.
•  Withdrawals reduce Contract Value (and the standard death benefit, if applicable).
•  Withdrawals may significantly reduce an optional living or death benefit, including by an amount greater than the value withdrawn.
•  We reserve the right to impose a minimum Contract Value of $10,000 for enrollment.

Name of Benefit [Text Block]	Systematic Withdrawal Program
Nursing Home Withdrawal Charge Waiver [Member]
Prospectus:
Name of Benefit [Text Block]	Nursing Home Withdrawal Charge Waiver
Purpose of Benefit [Text Block]	Allows you to withdraw Contract Value without a Withdrawal Charge if you are confined to a nursing home.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]
•  Not available in all states.
•  Not available until the first Contract Anniversary.
•  Must be confined to an eligible nursing home.
•  Must be confined for 90 continuous days.
•  Requires proof of eligibility.
•  State variations may apply.

Name of Benefit [Text Block]	Nursing Home Withdrawal Charge Waiver
Terminal Illness Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Terminal Illness Rider
Purpose of Benefit [Text Block]	Allows you to withdraw Contract Value without a Withdrawal Charge if you develop a terminal illness.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]	• Not available in all states. • Not available until the first Contract Anniversary. • Must have a diagnosed terminal illness. • Requires proof of eligibility. • State variations may apply.
Name of Benefit [Text Block]	Terminal Illness Rider
Highest Anniversary Value (HAV) Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Name of Benefit [Text Block]	Highest Anniversary Value (HAV) Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the higher of the Contract Value and the HAV Value.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 76 to elect.
•  Not available in California.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in HAV Value.
•  Annuitizing the Contract terminates the benefit.

Name of Benefit [Text Block]	Highest Anniversary Value (HAV) Death Benefit
Return of Premium (ROP) Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Name of Benefit [Text Block]	Return of Premium (ROP) Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the higher of the Contract Value and the ROP Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[8]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn.
•  Transfers from the Subaccounts to the Fixed Account may significantly reduce the benefit, including by an amount greater than the value transferred.
•  Fixed Accumulation Value not included in ROP Value.
•  Annuitizing the Contract terminates the benefit.

Name of Benefit [Text Block]	Return of Premium (ROP) Death Benefit
Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.35%
Name of Benefit [Text Block]	Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  All withdrawals reduce the potential for
step-ups.

Name of Benefit [Text Block]	Income Boost Guaranteed Lifetime Withdrawal Benefit (GLWB) (formerly named the Income Boost GLWB v1)
Flex Income Boost GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. Under the bonus feature, the initial Bonus Period may be extended during the Bonus Extension Period on each
Step-Up
Date, if any, during the Bonus Period.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).

Name of Benefit [Text Block]	Flex Income Boost GLWB (formerly named the Flex Income Boost GLWB v1)
Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Name of Benefit [Text Block]	Income Control GLWB (formerly named the Flex Income Control GLWB v1)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages and Bonus Rates.
•  Withdrawal Benefit Base subject to a maximum limit.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit.

Name of Benefit [Text Block]	Income Control GLWB (formerly named the Flex Income Control GLWB v1)
Flex Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single bonus period.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]
•  Attached to the Contract and elected on the Election Date.
•  May not elect to activate on the Election Date if another optional living benefit rider is in effect.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.
•  See Rate Sheet Supplement for current Lifetime Withdrawal Percentages, Lifetime Withdrawal Adjustment Factors and Bonus Rates.
•  Your Lifetime Withdrawal Percentages will be adjusted up or down by the Lifetime Withdrawal Adjustment Factor, set on the Election Date.
•  All withdrawals reduce the potential for
step-ups.
•  A
step-up
may increase your charge (no future
step-ups
are allowed if you refuse consent to a charge increase).
•  Bonus feature not available after the earlier of the Income Start Date or the 10th Contract Anniversary.
•  Annuitizing the Contract may eliminate the benefit

Name of Benefit [Text Block]	Flex Income Control GLWB (formerly named the Flex Income Control GLWB v1)
Armor Seven Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Purpose of Benefit [Text Block]	Provides investment protection by guaranteeing a minimum accumulation benefit at the end of one or more seven year terms (Armor Seven) or ten year terms (Armor Ten).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  See Rate Sheet Prospectus Supplement for current GMAB Factors.
•  No guaranteed benefit until end of term.
•  If Contract Value is equal to or greater than GMAB Base at end of term, no benefit is provided.
•  Purchase Payments after 90 days will increase benefit less than Purchase Payments within first 90 days.
•  Electing a successive term may increase your charge.
•  Cannot be terminated by you without surrendering or annuitizing the Contract.

Name of Benefit [Text Block]	Armor Seven / Armor Ten Guaranteed Minimum Accumulation Benefit (GMAB)
Armor Flex 7 Armor Flex 10 Guaranteed Market Protection Benefit (GMPB) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)
Purpose of Benefit [Text Block]	Provides downside market protection by increasing your Contract Value to offset some or all market losses that may have occurred by the end of a seven year term (Armor Flex 7) or ten year term (Armor Flex 10). The amount of downside protection is based on the benefit’s buffer feature.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.

Name of Benefit [Text Block]	Armor Flex 7 / Armor Flex 10 Guaranteed Market Protection Benefit (GMPB)
Prior Version of Income Boost GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Name of Benefit [Text Block]	Prior Version of Income Boost GLWB (no longer available for sale)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on
quarter-end
Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB permits multiple ten-year
bonus periods.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.

Name of Benefit [Text Block]	Prior Version of Income Boost GLWB (no longer available for sale)
Prior Version of Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Name of Benefit [Text Block]	Prior Version of Income Control GLWB (no longer available for sale)
Purpose of Benefit [Text Block]
A GLWB allows you to withdraw a guaranteed amount of money each year, and your guaranteed withdrawals may continue for life (on a single- or joint-life basis) regardless of investment performance, provided that you comply with certain requirements.

This GLWB includes an annual
step-up
(based on annual Contract Values) and bonus feature that may increase the guaranteed benefit. This GLWB allows only a single ten-year
bonus period.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.95%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Early and excess withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  Deferring withdrawals in early years may allow you to take larger guaranteed withdrawals in later years.
•  Purchase Payments subject to additional limits.

•  Withdrawal Benefit Base subject to a maximum limit.

Name of Benefit [Text Block]	Prior Version of Income Control GLWB (no longer available for sale)
GLWB and GMPB Combo Income Boost GLWB Armor Flex 10 GMPB or Armor Flex 7 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Boost GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 45 and younger than age 81 to elect.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Boost GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Name of Benefit [Text Block]	GLWB and GMPB Combo: Income Boost GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
GLWB and GMPB Combo Income Control GLWB Armor Flex 10 GMPB or Armor Flex 7 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Purpose of Benefit [Text Block]	Offers the flexibility to postpone the selection of either downside market protection or guaranteed lifetime income to later Contract Years. You have the option to select Income Control GLWB with either Armor Flex 10 GMPB or Armor Flex 7 GMPB.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
•  Cannot be elected after the Contract is issued.
•  Owners and Annuitants must be at least age 55 and younger than age 81 to elect.
•  Investment restrictions limit available investment options.
•  Withdrawals may significantly reduce the benefit, including by an amount greater than the value withdrawn, and may terminate the benefit.
•  GLWB benefit same as
non-combination
Income Control GLWB except for certain conditions (
e.g.
, different termination conditions).
•  GMPB benefit same as
non-combination
Armor Flex 7 or Armor Flex 10, except for certain conditions (
e.g.
, no successive terms, different termination conditions).
•  You may not be able to terminate without surrendering or annuitizing the Contract.
•  Annuitizing the Contract may eliminate the benefit.
•  State variations may apply.

Name of Benefit [Text Block]	GLWB and GMPB Combo: Income Control GLWB + Armor Flex 10 GMPB or Armor Flex 7 GMPB (no longer available for sale)
Income Boost GLWB, Income Control, Flex Income Boost GLWB, and Flex Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

Prior Version of the Income Boost GLWB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]		[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]		[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Prior Version of the Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.95%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]		[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.95%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]		[8],[9]
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Armor 10 GMAB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Armor 7 GMAB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Armor Flex 10 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Armor Flex 7 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[8],[9]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.55%
Optional Benefit Expense, Footnotes [Text Block]
3.
You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Income Boost GLWB and Income Control GLWB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[9],[10]
Optional Benefit Expense (of Other Amount), Current [Percent]		[9],[10]
Optional Benefit Expense, Footnotes [Text Block]
5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[9],[10]
Optional Benefit Expense (of Other Amount), Current [Percent]		[9],[10]
Optional Benefit Expense, Footnotes [Text Block]
5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Armor Flex 10 GMPB and Armor Flex 7 GMPB [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[9],[10]
Optional Benefit Expense (of Other Amount), Current [Percent]		[9],[10]
Optional Benefit Expense, Footnotes [Text Block]
5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%	[9],[10]
Optional Benefit Expense (of Other Amount), Current [Percent]		[9],[10]
Optional Benefit Expense, Footnotes [Text Block]
5
The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D,
GLWB / GMPB Combo Benefit
: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)

4.
The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base,
Step-Up
Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “
DEATH BENEFIT
” and “
OPTIONAL LIVING
BENEFITS
.”
)

Zero Year [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%
One Year [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Two Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Three Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Four Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%
Five Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	4.00%
Six Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	3.00%
Seven Or More Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
C000028853 [Member] | AB Variable Products Series Fund, Inc Balanced Hedged Allocation Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio 2 Class B	[11]
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.97%	[12]
Average Annual Total Returns, 1 Year [Percent]	(19.17%)
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	5.37%
C000028839 [Member] | AB Variable Products Series Fund, Inc Discovery Value Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
C000028831 [Member] | AB Variable Products Series Fund Inc Large Cap Growth Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(28.69%)
Average Annual Total Returns, 5 Years [Percent]	11.26%
Average Annual Total Returns, 10 Years [Percent]	14.79%
C000028863 [Member] | AB Variable Products Series Fund Inc Relative Value Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Relative Value Portfolio Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(4.42%)
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.09%
C000028837 [Member] | AB Variable Products Series Fund Inc Small Cap Growth Portfolio Class B [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	1.15%	[12]
Average Annual Total Returns, 1 Year [Percent]	(39.26%)
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	10.56%
C000121517 [Member] | American Funds Insurance Series American Funds Global Balanced Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	American Funds Insurance Series ® American Funds Global Balanced Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%	[12]
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000121512 [Member] | American Funds Insurance Series Asset Allocation Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000121502 [Member] | American Funds Insurance Series Global Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%	[12]
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
C000121507 [Member] | American Funds Insurance Series Growth Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
C000121511 [Member] | American Funds Insurance Series Growth Income Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000121508 [Member] | American Funds Insurance Series International Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	American Funds Insurance Series ® International Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
C000121509 [Member] | American Funds Insurance Series New World Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Emerging Markets
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[12]
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
C000007934 [Member] | BlackRock Variable Series Funds Inc BlackRock Capital Appreciation VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock Capital Appreciation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.06%	[12]
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
C000007919 [Member] | BlackRock Variable Series Funds Inc BlackRock Equity Dividend VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock Equity Dividend V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%	[12]
Average Annual Total Returns, 1 Year [Percent]	(4.10%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	9.85%
C000007940 [Member] | BlackRock Variable Series Funds Inc BlackRock Global Allocation VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[12]
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
C000007910 [Member] | BlackRock Variable Series Funds Inc BlackRock Large Cap Focus Growth VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock Large Cap Focus Growth V.I. Fund Class II I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.05%	[12]
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%
C000007928 [Member] | BlackRock Variable Series Funds II Inc BlackRock Total Return VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. BlackRock Total Return V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	0.79%	[12]
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
C000141139 [Member] | BlackRock Variable Series Funds Inc BlackRock 6040 Target Allocation ETF VI Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. BlackRock 60/40 Target Allocation ETF V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.58%	[12]
Average Annual Total Returns, 1 Year [Percent]	(15.04%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]
C000053699 [Member] | Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust ClearBridge Variable Appreciation Portfolio Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.64%)
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]
C000047124 [Member] | Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(8.23%)
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	11.25%
C000047122 [Member] | Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(25.51%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000143977 [Member] | Columbia Funds Variable Series Trust II Columbia Variable Portfolio Balanced Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Balanced Fund Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.99%	[12]
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000088768 [Member] | Columbia Funds Variable Series Trust II Columbia Variable Portfolio Select Large Cap Value Fund Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II Columbia Variable Portfolio - Select Large Cap Value Fund Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(2.06%)
Average Annual Total Returns, 5 Years [Percent]	7.84%
Average Annual Total Returns, 10 Years [Percent]	11.83%
C000218786 [Member] | First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap
Portfolio Company Name [Text Block]	First Trust Variable Insurance Trust First Trust Capital Strength Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.10%	[12]
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000111397 [Member] | First Trust Variable Insurance Trust First TrustDow Jones Dividend Income Allocation Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	(12.20%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	6.75%
C000218789 [Member] | First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	First Trust Variable Insurance Trust First Trust International Developed Capital Strength Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.20%	[12]
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000061795 [Member] | Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited
Current Expenses [Percent]	0.92%	[12]
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	5.44%
C000061791 [Member] | Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
C000183009 [Member] | Legg Mason Partners Variable Equity Trust Franklin MultiAsset Variable Conservative Growth Fund Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust Franklin Multi-Asset Variable Conservative Growth Fund Class II
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]
C000061782 [Member] | Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	6.62%
C000061776 [Member] | Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.00%	[12]
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000061778 [Member] | Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.01%	[12]
Average Annual Total Returns, 1 Year [Percent]	(10.11%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000025634 [Member] | Goldman Sachs Variable Insurance Trust Goldman Sachs US Equity Insights Fund Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.78%	[12]
Average Annual Total Returns, 1 Year [Percent]	(19.90%)
Average Annual Total Returns, 5 Years [Percent]	7.25%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000209362 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Conservative Balanced Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds ( Invesco Variable Insurance Funds ) Invesco V.I. Conservative Balanced Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%	[12]
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	4.99%
C000000457 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Core Plus Bond Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%	[12]
Average Annual Total Returns, 1 Year [Percent]	(14.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
C000209363 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Discovery Mid Cap Growth Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Mid Cap Growth Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.13%)
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	11.55%
C000084640 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Diversified Dividend Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Diversified Dividend Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.93%)
Average Annual Total Returns, 5 Years [Percent]	5.97%
Average Annual Total Returns, 10 Years [Percent]	9.53%
C000084676 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI EquallyWeighted SP 500 Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equally-Weighted S&P 500 Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	11.69%
C000084644 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Equity and Income Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000209373 [Member] | AIM Variable Insurance Funds Invesco Variable Insurance Funds Invesco VI Main Street Fund Series II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund ® Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%	[12]
Average Annual Total Returns, 1 Year [Percent]	(20.31%)
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	10.49%
C000028716 [Member] | Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Janus Aspen Series Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000028720 [Member] | Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Janus Aspen Series Janus Henderson Enterprise Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
C000028740 [Member] | Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Technology Sector
Portfolio Company Name [Text Block]	Janus Aspen Series Janus Henderson Global Technology and Innovation Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%	[12]
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000028722 [Member] | Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Janus Aspen Series Janus Henderson Mid Cap Value Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.91%	[12]
Average Annual Total Returns, 1 Year [Percent]	(5.77%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	8.25%
C000113249 [Member] | Lazard Retirement Series Inc Lazard Retirement Global Dynamic MultiAsset Portfolio2 Service Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio 2 Service Shares	[11]
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.05%	[12]
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000020055 [Member] | Lord Abbett Series Fund Inc Bond Debenture Portfolio Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.80%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
C000139705 [Member] | Lord Abbett Series Fund Inc Short Duration Income Portfolio Class VC [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. Short Duration Income Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(5.06%)
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]
C000021906 [Member] | MFS Variable Insurance Trust III MFS Blended Research Small Cap Equity Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Blended Research ® Small Cap Equity Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[12]
Average Annual Total Returns, 1 Year [Percent]	(18.56%)
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	10.21%
C000068441 [Member] | MFS Variable Insurance Trust III MFS Conservative Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Conservative Allocation Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.53%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	4.23%
C000007282 [Member] | MFS Variable Insurance Trust II MFS Core Equity Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust II MFS ® Core Equity Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.08%	[12]
Average Annual Total Returns, 1 Year [Percent]	(17.48%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	12.33%
C000007290 [Member] | MFS Variable Insurance Trust II MFS Global Growth Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust II MFS ® Global Growth Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.25%	[12]
Average Annual Total Returns, 1 Year [Percent]	(19.32%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	9.82%
C000021902 [Member] | MFS Variable Insurance Trust III MFS Global Real Estate Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Real Estate Sector
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Global Real Estate Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.17%	[12]
Average Annual Total Returns, 1 Year [Percent]	(27.14%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000068445 [Member] | MFS Variable Insurance Trust III MFS Growth Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Growth Allocation Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000007317 [Member] | MFS Variable Insurance Trust MFS Growth Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Growth Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[12]
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
C000007325 [Member] | MFS Variable Insurance Trust MFS Investors Trust Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Investors Trust Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[12]
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000007327 [Member] | MFS Variable Insurance Trust MFS Mid Cap Growth Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Mid Cap Growth Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%	[12]
Average Annual Total Returns, 1 Year [Percent]	(28.79%)
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000052150 [Member] | MFS Variable Insurance Trust III MFS Mid Cap Value Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Mid Cap Value Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%	[12]
Average Annual Total Returns, 1 Year [Percent]	(9.00%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000068443 [Member] | MFS Variable Insurance Trust III MFS Moderate Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® Moderate Allocation Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(16.91%)
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000007330 [Member] | MFS Variable Insurance Trust MFS New Discovery Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® New Discovery Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%	[12]
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
C000068447 [Member] | MFS Variable Insurance Trust III MFS New Discovery Value Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Small Cap
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust III MFS ® New Discovery Value Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%	[12]
Average Annual Total Returns, 1 Year [Percent]	(11.23%)
Average Annual Total Returns, 5 Years [Percent]	7.92%
Average Annual Total Returns, 10 Years [Percent]	11.56%
C000007272 [Member] | MFS Variable Insurance Trust II MFS Technology Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Technology Sector
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust II MFS ® Technology Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%	[12]
Average Annual Total Returns, 1 Year [Percent]	(35.85%)
Average Annual Total Returns, 5 Years [Percent]	8.00%
Average Annual Total Returns, 10 Years [Percent]	13.76%
C000007303 [Member] | MFS Variable Insurance Trust MFS Total Return Bond Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Total Return Bond Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%	[12]
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
C000007311 [Member] | MFS Variable Insurance Trust MFS Total Return Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Total Return Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[12]
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000007256 [Member] | MFS Variable Insurance Trust II MFS US Government Money Market Portfolio3 Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Money Market
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust II MFS ® U.S. Government Money Market Portfolio 3 Service Class	[13]
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.45%	[12]
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
C000007313 [Member] | MFS Variable Insurance Trust MFS Utilities Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Utilities Sector
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Utilities Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[12]
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000007315 [Member] | MFS Variable Insurance Trust MFS Value Series Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust MFS ® Value Series Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%	[12]
Average Annual Total Returns, 1 Year [Percent]	(6.14%)
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000011738 [Member] | Morgan Stanley Variable Insurance Fund Inc Core Plus Fixed Income Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	0.90%	[12]
Average Annual Total Returns, 1 Year [Percent]	(14.58%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	1.76%
C000011760 [Member] | Morgan Stanley Variable Insurance Fund Inc Global Franchise Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Large Cap
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.20%	[12]
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.79%
C000011760 [Member] | Morgan Stanley Variable Insurance Fund Inc Growth Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	0.82%	[12]
Average Annual Total Returns, 1 Year [Percent]	(60.16%)
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	11.57%
C000134833 [Member] | Morgan Stanley Variable Insurance Fund Inc Global Infrastructure Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Infrastructure Sector
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.13%	[12]
Average Annual Total Returns, 1 Year [Percent]	(8.32%)
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	6.24%
C000097939 [Member] | Morgan Stanley Variable Insurance Fund Inc Global Strategist Portfolio Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.00%	[12]
Average Annual Total Returns, 1 Year [Percent]	(17.07%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.97%
C000030986 [Member] | PIMCO Variable Insurance Trust PIMCO CommodityRealReturn Strategy Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Commodities Broad Basket
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn ® Strategy Portfolio Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%	[12]
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	(1.66%)
C000139585 [Member] | PIMCO Variable Insurance Trust PIMCO International Bond Portfolio US DollarHedged Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - Global
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(10.24%)
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]
C000030985 [Member] | PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
C000010886 [Member] | Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Average Annual Total Returns, 5 Years [Percent]	5.82%
Average Annual Total Returns, 10 Years [Percent]	7.86%
C000010888 [Member] | Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.11%	[12]
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.53%
C000010844 [Member] | Putnam Variable Trust Putnam VT Global Health Care Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Healthcare Sector
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.67%)
Average Annual Total Returns, 5 Years [Percent]	11.38%
Average Annual Total Returns, 10 Years [Percent]	13.07%
C000010848 [Member] | Putnam Variable Trust Putnam VT Income Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income - US
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Income Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(13.81%)
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
C000010884 [Member] | Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
C000010870 [Member] | Putnam Variable Trust Putnam VT Research Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Blend
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Research Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	12.34%
C000010858 [Member] | Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Mid Cap
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Sustainable Future Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.07%	[12]
Average Annual Total Returns, 1 Year [Percent]	(34.03%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	9.53%
C000010864 [Member] | Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Sustainable Leaders Fund Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.91%)
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
C000005446 [Member] | T Rowe Price Equity Series Inc T Rowe Price Blue Chip Growth Portfolio II Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. T. Rowe Price Blue Chip Growth Portfolio - II Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[12]
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
C000005440 [Member] | T Rowe Price Equity Series Inc T Rowe Price Equity Income Portfolio II Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - US Large Cap Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Income Portfolio - II Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%	[12]
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000005449 [Member] | T Rowe Price Equity Series Inc T Rowe Price Health Sciences Portfolio II Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Healthcare Sector
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. T. Rowe Price Health Sciences Portfolio - II Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	1.19%	[12]
Average Annual Total Returns, 1 Year [Percent]	(12.69%)
Average Annual Total Returns, 5 Years [Percent]	10.56%
Average Annual Total Returns, 10 Years [Percent]	15.35%
C000061783 [Member] | Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity - Global Emerging Markets
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Investment Management Limited
Current Expenses [Percent]	1.47%	[12]
Average Annual Total Returns, 1 Year [Percent]	(22.00%)
Average Annual Total Returns, 5 Years [Percent]	(1.77%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000158839 [Member] | Northern Lights Variable Trust TOPS Aggressive Growth ETF Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS ® Aggressive Growth ETF Portfolio Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]
C000158836 [Member] | Northern Lights Variable Trust TOPS Balanced ETF Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS ® Balanced ETF Portfolio Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]
C000158835 [Member] | Northern Lights Variable Trust TOPS Conservative ETF Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS ® Conservative ETF Portfolio Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]
C000158838 [Member] | Northern Lights Variable Trust TOPS Growth ETF Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Aggressive
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS ® Growth ETF Portfolio Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]
C000158837 [Member] | Northern Lights Variable Trust TOPS Moderate Growth ETF Portfolio Investor Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Moderate
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS ® Moderate Growth ETF Portfolio Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]
C000007292 [Member] | MFS Variable Insurance Trust II MFS Global Tactical Allocation Portfolio Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation - Cautious
Portfolio Company Name [Text Block]	MFS ® Variable Insurance Trust II MFS ® Global Tactical Allocation Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.02%	[12]
Average Annual Total Returns, 1 Year [Percent]	(7.44%)
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	3.54%

[1]	As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
[2]	As a percentage of Fund net assets.
[3]	As a percentage of ROP Value for the Return of Premium death benefit rider.
[4]	As a percentage of Withdrawal Benefit Base plus a percentage of the GMPB Base for the GLWB/GMPB Combo rider, which is no longer available for sale. This represents the maximum fee for the rider.
[5]	A portion of your Contract Value may be withdrawn each year without imposition of any Withdrawal Charge. (See “WITHDRAWALS, SURRENDERS, AND WITHDRAWAL CHARGES - Free Withdrawal Amount.” After a Purchase Payment has been in your Contract for seven complete years, that Purchase Payment may be withdrawn free of any Withdrawal Charge.
[6]	Referred to as the “Annual Contract Fee” elsewhere in this prospectus. If you surrender your Contract on a date other than a Contract Anniversary, we will deduct a proportionate amount of the Annual Contract Fee to reflect the time elapsed between the last Contract Anniversary and the date of the surrender. We will not deduct the Annual Contract Fee if your Contract Value is $100,000 or more on your Contract Anniversary or on the date you surrender your Contract. (See “CONTRACT CHARGES - Annual Contract Fee.”)
[7]	Referred to as the “Asset Charge” elsewhere in this prospectus. (See “CONTRACT CHARGES - Asset Charges.”)
[8]	You may have purchased this Contract before the currently available optional benefits changed. If you purchased one or more of the above benefits during this period, the above maximum charge percentages are applicable. The current charge for your optional benefit has not changed from the current charge, except for the GMPB. Prior to December 1, 2021, the GMPB Fee is 0.45% of the GMPB Base for your Contract.
[9]	The HAV Value, ROP Value, Withdrawal Benefit Base, Bonus Withdrawal Base, Step-Up Withdrawal base, GMAB Base, or GMPB Base, as applicable, is initially equal to your initial Purchase Payment and is thereafter subject to possible positive and negative adjustments (See “DEATH BENEFIT” and “OPTIONAL LIVING BENEFITS.”)
[10]	The GLWB/GMPB Combo rider combines one GLWB and one GMPB living benefit, subject to certain restrictions. You will pay two charges, one for the selected GLWB and one for the selected GMPB. See Appendix D, GLWB / GMPB Combo Benefit: GLWB and GMPB (Purchased on or before April 3, 2022 and no longer available for sale)
[11]	This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
[12]	The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
[13]	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.